Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Loss for the period	$ (2,006)	$ (1,203)
Items not affecting cash:
Amortization	4	5
Share based payments	884
Interest income		(22)
Write-off exploration and evaluation assets	437
Changes in working capital	232	3
Other:
Interest received		32
Net cash used in operating activities	(449)	(1,185)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(563)	(618)
Short-term investments		1,500
Net cash provided by (used in) investing activities	(563)	882
FINANCING ACTIVITIES
Net cash provided by financing activities
Change in cash equivalents for the period	(1,012)	(303)
Cash and cash equivalents, beginning of the period	1,098	339
Cash and cash equivalents, end of the period	$ 86	$ 36